Shareholder Fees - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO	Apr. 29, 2024 USD ($)
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund
Shareholder Fees:
(fees paid directly from your investment)	none